UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	1/31/25

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: International ETF

(DWCR) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: International ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow DWA Tactical: International ETF	$61	1.25%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$5,815,069
  Number of Portfolio Holdings11
  Advisory Fee (net of waivers)$0
  Portfolio Turnover36%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Equity	98.3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Warrant	0.0%

Country Weighting (% of net assets)

Sweden
10.3%
France
10.2%
Italy
10.1%
Spain
10.0%
Israel
10.0%
South Africa
9.8%
China
9.7%
Australia
9.7%
Taiwan
9.4%
India
9.1%
Other Countries
0.0%
Other Assets in Excess of Liabilities
1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Countries	0.0%
India	9.1%
Taiwan	9.4%
Australia	9.7%
China	9.7%
South Africa	9.8%
Israel	10.0%
Spain	10.0%
Italy	10.1%
France	10.2%
Sweden	10.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI Sweden ETF	10.3%
iShares MSCI France ETF	10.2%
iShares MSCI Italy ETF	10.1%
iShares MSCI Spain ETF	10.0%
iShares MSCI Israel ETF	10.0%
iShares MSCI South Africa ETF	9.8%
iShares MSCI China ETF	9.7%
iShares MSCI Australia ETF	9.7%
iShares MSCI Taiwan ETF	9.4%
iShares MSCI India ETF	9.1%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Arrow DWA Tactical: International ETF

Semi-Annual Shareholder Report - January 31, 2025

TSR-SAR 013125-DWCR

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow DWA Tactical: International ETF

DWCR

Semi-Annual Financial Statements
and Additional Information

January 31, 2025

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 98.3%
22,877	iShares MSCI Australia ETF			$563,003
11,680	iShares MSCI China ETF			565,429
15,313	iShares MSCI France ETF			591,541
10,415	iShares MSCI India ETF			531,061
7,215	iShares MSCI Israel ETF			581,745
15,241	iShares MSCI Italy ETF			587,541
13,010	iShares MSCI South Africa ETF			569,188
17,666	iShares MSCI Spain ETF			582,801
14,658	iShares MSCI Sweden ETF			599,219
10,551	iShares MSCI Taiwan ETF			542,849
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,527,702)			5,714,377

		Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	BANKING - 0.0% (a)
4,410	Kiatnakin Phatra Bank PCL (Thailand) (b)(c)(d)	01/01/2027	$70.00	—

	TOTAL WARRANT (Cost $0)			—

	TOTAL INVESTMENTS - 98.3% (Cost $5,527,702)			$5,714,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%			100,692
	NET ASSETS - 100.0%			$5,815,069

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2025 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2025

ASSETS
Investment securities:
At cost	$5,527,702
At value	$5,714,377
Cash	95,952
Dividends receivable	34,188
Prepaid Expense	279
Due from Advisor	6,873
TOTAL ASSETS	5,851,669

LIABILITIES
Due to custodian - Foreign cash (Cost $4,029)	4,188
Audit fees payable	7,534
Custody fees payable	4,474
Payable to related parties	18,368
Accrued expenses and other liabilities	2,036
TOTAL LIABILITIES	36,600
NET ASSETS	$5,815,069

Net Assets Consist Of:
Paid in capital	$7,328,251
Accumulated deficit	(1,513,182)
NET ASSETS	$5,815,069

Net Asset Value Per Share:
Net Assets	$5,815,069
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	200,000
Net asset value (Net Assets ÷ Shares Outstanding)	$29.08

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $7,309)	$124,117
TOTAL INVESTMENT INCOME	124,117

EXPENSES
Administrative services fees	39,515
Investment advisory fees	25,230
Custodian fees	8,262
Audit fees	7,311
Transfer agent fees	6,228
Printing and postage expenses	3,385
Legal fees	3,024
Trustees fees and expenses	2,519
Insurance expenses	344
Professional fees	344
Other expenses	2,632
TOTAL EXPENSES	98,794
Less: Fees waived/ expenses reimbursed by the Advisor	(53,802)
NET EXPENSES	44,992

NET INVESTMENT INCOME	79,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	39,230
Investments	(38,699)
Distributions of capital gains from underlying investment companies	4,414
Foreign currency transactions	(1,506)
3,439
Net change in unrealized (appreciation) depreciation on:
Investments	(524,523)
Foreign currency translations	711
(523,812)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(520,373)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(441,248)

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For The
	January 31, 2025	Year Ended
	(Unaudited)	July 31, 2024
FROM OPERATIONS
Net investment income	$79,125	$117,871
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	(975)	548,998
Distributions of capital gains from underlying investment companies	4,414	—
Net change in unrealized depreciation on investments and foreign currency translations	(523,812)	(23,550)
Net increase (decrease) in net assets resulting from operations	(441,248)	643,319

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(31,791)
Total distributions paid	—	(92,579)
Net decrease in net assets resulting from distributions to shareholders	—	(124,370)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	(1,412,311)	(1,516,518)
Net decrease in net assets resulting from shares of beneficial interest	(1,412,311)	(1,516,518)

TOTAL DECREASE IN NET ASSETS	(1,853,559)	(997,569)

NET ASSETS
Beginning of Period	7,668,628	8,666,197
End of Period	$5,815,069	$7,668,628

SHARE ACTIVITY
Shares Redeemed	(50,000)	(50,000)
Net decrease in shares of beneficial interest outstanding	(50,000)	(50,000)

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Month Ended		For The		For The		For The		For The		For The
	January 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		July 31, 2024		July 31, 2023		July 31, 2022		July 31, 2021		July 31, 2020
Net asset value, beginning of period	$30.67		$28.89		$28.39		$35.89		$27.34		$27.12
Activity from investment operations:
Net investment income (1)	0.33		0.42		0.72		0.72		0.20		0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(1.92)		1.84		1.69		(7.29)		8.58		0.25
Total from investment operations	(1.59)		2.26		2.41		(6.57)		8.78		0.65
Less distributions from:
Net investment income	—		(0.35)		(0.70)		(0.93)		(0.23)		(0.37)
Net realized gains	—		—		(1.17)		—		—		—
Return of capital	—		(0.13)		(0.04)		—		—		(0.06)
Total distributions	—		(0.48)		(1.91)		(0.93)		(0.23)		(0.43)
Net asset value, end of period	$29.08		$30.67		$28.89		$28.39		$35.89		$27.34
Total return (3)	(5.18	)% (13)	7.89%		8.95%		(18.61)%		32.14%		2.43%
Net assets, at end of period (000s)	$5,815		$7,669		$8,666		$11,354		$16,152		$10,937
Ratio of gross expenses to average net assets (4)(6)(12)	2.74%		3.05	% (11)	2.72	% (10)	1.83	% (9)	2.10	% (8)	2.18	% (7)
Ratio of net expenses to average net assets (4)(12)	1.25%		1.22	% (11)	1.14	% (10)	1.06	% (9)	1.02	% (8)	1.15	% (7)
Ratio of net investment income to average net assets (4)(5)(12)	2.20%		1.46%		2.55%		2.14%		0.62%		1.54%
Portfolio Turnover Rate (2)(13)	36%		138%		193%		164%		176%		182%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow InvestmentAdvisors, LLC.

(7)	Includes 0.40% for the year ended July 31, 2020 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(8)	Includes 0.12% for the year ended July 31, 2021 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(9)	Includes 0.11% for the year ended July 31, 2022 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(10)	Includes 0.19% for the year ended July 31, 2023 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(11)	Includes 0.07% for the year ended July 31, 2024 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by the Arrow Investment Advisors, LLC.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2025

1. ORGANIZATION

The Arrow DWA Tactical: International ETF (the “Fund”), is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on December 28, 2017. The Fund is a “fund of funds”, in that it will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board-designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying Funds that are open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds that are closed-end investment companies purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2025 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3		Total
Exchange-Traded Funds	$5,714,377	$—	$—		$5,714,377
Warrant	—	—	—	^	—
Total	$5,714,377	$—	$—		$5,714,377

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0.

The Fund held Level 3 securities at the end of the period. The securities classified as Level 3 are deemed immaterial.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years July 31, 2021 – July 31, 2023 or expected to be taken in the Fund’s July 31, 2024 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended January 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Foreign Investment Risk – Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Emerging Markets Risk – In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Risk - The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $2,522,505 and $2,554,260, respectively.

For the six months ended January 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $1,388,690, respectively.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2025 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front end or contingent deferred sales load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 1.25% of the Fund’s average daily net assets, herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the lesser of the Expense Limitation at the time of waiver or recapture. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement. The Board may terminate this expense reimbursement arrangement at any time.

If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements from the Fund shall be suspended. For the six months ended January 31, 2025, the Advisor waived fees and reimbursed expenses in the amount of $53,802, pursuant to the Waiver Agreement.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

The following amounts are subject to recapture by the Advisor by the following dates:

July 31, 2025	July 31, 2026	July 31, 2027
$115,505	$161,516	$148,583

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$1,100

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$92,579	$197,240
Long-Term Capital Gain	—	508,864
Return of Capital	31,791	15,652
	$124,370	$721,756

As of July 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(1,778,013)	$—	$706,079	$(1,071,934)

The unrealized appreciation in the table above includes unrealized foreign currency losses of $(5,119).

At July 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,778,013	$—	$1,778,013	$415,401

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2024, as follows:

Paid In	Accumulated
Capital	Deficit
$153,864	$(153,864)

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax purposes	Appreciation	Depreciation	Appreciation
$5,527,702	$267,368	$(80,693)	$186,675	*

*	Excludes Foreign Currency Unrealized

Arrow DWA Tactical: International ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2025

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund, creates presumption of the control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2025, Arrow DWA Tactical: Balanced Fund, an affiliate of the Fund, held 72.0% of the voting securities of the Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow DWA Tactical: International ETF

Additional Information (Unaudited)

January 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 27, 2024 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Advisor”) with respect to the Arrow DWA Tactical: International ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Advisor. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with Arrow, the Board considered the nature, extent and quality of services that Arrow provided to the Fund, including Arrow’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Arrow’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Arrow’s financial position and the entrepreneurial risk that Arrow was undertaking to maintain its financial commitment to the Fund.

Performance. The Board reviewed performance information that Arrow provided for the Fund compared to the Fund’s benchmark index (the “Benchmark Index”), other relevant indexes, and funds in a peer universe (the “Peer Group”) (which was comprised of the funds in a Fund’s Morningstar category) for the year to date, one -, three-, five-year and since inception periods ended August 30, 2024. The Board also received information on the construction of the Fund’s Peer Group.

Arrow DWA Tactical: International ETF

Additional Information (Unaudited)(Continued)

January 31, 2025

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Dorsey Wright Country and Stock Momentum Total Return Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-year and since inception periods. The Board noted that the Fund had underperformed the Peer Group average for the year-to-date period. The Board also noted that the Fund outperformed the Peer Group averages for the one -, three-, five-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Fund taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that Arrow had entered into an expense limitation agreement to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for the Fund. The Board discussed the level of work involved in Arrow’s management and oversight of the Fund, and the other services that Arrow provided to the Fund. The Board noted that the advisory fee of 0.70% was below the peer group average of 0.84% and the Morningstar category average of 0.73%. They further noted that the Fund’s net expense ratio of 1.34% was slightly higher than the peer group average of 1.31% and equal to the Morningstar category average of 1.34%. The Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of Arrow with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that experienced a loss from the Fund without considering marketing related costs.

Economies of Scale. The Board considered whether Arrow realized economies of scale with respect to its management of the Fund. The Board noted the Fund had yet reached an asset level where Arrow could likely realize meaningful economies of scale. The Board noted that Arrow had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board agreed that in light of Arrow’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Fund, Arrow and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Arrow as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	4/10/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/25